SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans

As of December 31, 2021, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2021

Share options exercised and outstanding	27,941,346
RSUs vested and outstanding	4,501,870
Ordinary shares available for issuance under the Equity Incentive Plans	869,751

Total reserved and authorized shares as of December 31, 2021	33,312,967

Summary of Stock Option Activity

A summary of employees and directors options activity under the Company's Stock Option Plans as of December 31, 2021 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	3,637,050	$21.97	3.41	$21,021
Granted	252,233	32.18
Exercised	(798,116)	17.50
Expired	(25,375)	17.66
Forfeited	(915,480)	23.63

Outstanding at December 31, 2021	2,150,312	$24.17	3.39	$37,566

Exercisable at December 31, 2021	651,141	$22.13	2.28	$12,703

Vested and expected to vest at December 31, 2021	2,022,211	$24.12	3.35	$35,420

Summary of Stock Options Outstanding by Exercise Price Range

The options outstanding under the Company's Stock Option Plans as of December 31, 2021, have been separated into ranges of exercise price as follows:

December 31, 2021
Outstanding				Exercisable
Ranges of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted Average Exercise price

$13.35-17.63	195,170	0.76	$16.89	195,170	$16.89
$20.26-24.89	1,363,349	3.76	$23.16	291,808	$23.13
$25.25-29.10	396,585	2.55	$26.79	164,163	$26.59
$32.71-35.43	195,208	5.09	$33.20	-	$-

	2,150,312			651,141

Summary of RSU Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2021:

Year ended December 31, 2021

Outstanding at January 1, 2021	1,906,806
Granted	1,186,397
Vested	(558,071)
Forfeited	(314,821)

Outstanding as of December 31, 2021	2,220,311

Summary of Stock-Based Compensation Expense

Share-based compensation was recorded in the following items within the consolidated statements of income:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$236	$188	$224
Research and development, net	5,412	4,409	2,855
Sales and marketing	8,811	8,315	6,953
General and administrative	3,115	3,633	3,032

Total expenses	$17,574	$16,545	$13,064